Investment and Fair Value Measurement (Details) - Schedule of unrealized gains and losses - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of unrealized gains and losses [Abstract]
Upward adjustments		$ 1,635,939
Total unrealized gain for non-marketable investments		$ 1,635,939